Trade Accounts Receivable - Summary of Allowance for Expected Credit Losses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [abstract]
Allowances for expected credit losses at beginning of period	$ 90	$ 91	$ 101
Charged to selling expenses	15	11	9
Deductions	(17)	(15)	(21)
Reclassification to assets held for sale	(6)	0	0
Foreign currency translation effects	(5)	3	2
Allowances for expected credit losses at end of period	$ 77	$ 90	$ 91